UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31, 2015

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 35.1%
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 2.8%
Daimler Finance NA LLC, Senior Notes	1.296%	8/1/16	$1,050,000	$1,049,972	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.549%	11/4/19	620,000	595,153	(a)
Ford Motor Credit Co., LLC, Senior Notes	0.982%	9/8/17	600,000	591,017	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	470,000	468,165
General Motors Financial Co. Inc., Senior Notes	2.682%	1/15/19	1,500,000	1,493,181	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	630,000	620,212
Nissan Motor Acceptance Corp., Senior Notes	0.972%	3/3/17	630,000	629,715	(a)(b)

Total Automobiles				5,447,415

Media - 0.5%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	550,000	592,625
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000	288,736

Total Media				881,361

Specialty Retail - 0.4%
Lowe’s Cos. Inc., Senior Notes	1.102%	9/14/18	240,000	240,902	(a)
Lowe’s Cos. Inc., Senior Notes	0.907%	9/10/19	500,000	497,637	(a)

Total Specialty Retail				738,539

TOTAL CONSUMER DISCRETIONARY				7,067,315

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	1.016%	2/1/19	710,000	703,408	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	1.879%	2/1/21	490,000	496,793	(a)

Total Beverages				1,200,201

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	1.900%	7/20/18	700,000	702,720

Food Products - 0.5%
Mondelez International Inc., Senior Notes	1.136%	2/1/19	1,090,000	1,070,329	(a)

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	3.250%	6/12/20	372,000	387,220

TOTAL CONSUMER STAPLES				3,360,470

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,150,000	1,167,689
BP Capital Markets PLC, Senior Notes	1.161%	5/10/19	680,000	653,952	(a)
Chevron Corp., Senior Notes	0.952%	3/3/22	1,600,000	1,499,360	(a)
Devon Energy Corp., Senior Notes	1.052%	12/15/16	1,060,000	1,032,642	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	60,000	58,788	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	40,876
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	100,000	103,069
Petroleos Mexicanos, Senior Notes	5.750%	3/1/18	960,000	994,560
Shell International Finance BV, Senior Notes	1.071%	5/11/20	1,830,000	1,741,401	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.537%	4/10/19	1,000,000	994,909	(a)(b)

TOTAL ENERGY				8,287,246

FINANCIALS - 14.9%
Banks - 11.1%
Bank of America Corp., Senior Notes	1.406%	3/22/16	1,540,000	1,540,397	(a)
Bank of America Corp., Senior Notes	1.482%	4/1/19	80,000	78,889	(a)
BB&T Corp., Senior Notes	1.372%	6/15/18	1,020,000	1,019,533	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	670,000	664,968
CIT Group Inc., Senior Notes	5.375%	5/15/20	560,000	579,600
CIT Group Inc., Senior Notes	5.000%	8/1/23	880,000	882,200

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	$1,000,000	$941,250	(a)(c)
Citigroup Inc., Senior Bonds	1.311%	4/27/18	1,500,000	1,484,659	(a)
Citigroup Inc., Senior Notes	1.579%	7/25/16	360,000	360,522	(a)
Citigroup Inc., Senior Notes	1.390%	4/8/19	530,000	517,991	(a)
Credit Agricole SA, Senior Notes	1.457%	6/10/20	1,480,000	1,477,457	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	538,629	(b)
HSBC Bank PLC, Senior Notes	1.258%	5/15/18	1,030,000	1,023,579	(a)(b)
HSBC USA Inc., Senior Notes	1.474%	9/24/18	790,000	784,991	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	550,000	515,801	(a)(c)
JPMorgan Chase & Co., Senior Notes	1.138%	2/15/17	1,600,000	1,598,611	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,010,000	1,014,444	(c)
Manufacturers & Traders Trust Co., Senior Bonds	0.993%	1/30/17	1,060,000	1,058,103	(a)
MUFG Union Bank NA, Senior Notes	1.353%	9/26/16	1,140,000	1,141,480	(a)
Nordea Bank AB, Senior Notes	1.366%	9/17/18	500,000	499,133	(a)(b)
Svenska Handelsbanken AB, Senior Notes	1.016%	6/17/19	410,000	403,708	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/16	1,820,000	1,754,535	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,252,198
Westpac Banking Corp., Senior Notes	1.358%	7/30/18	300,000	299,106	(a)

Total Banks				21,431,784

Capital Markets - 1.7%
Bank of New York Mellon Corp., Senior Notes	1.488%	8/17/20	530,000	527,712	(a)
Goldman Sachs Group Inc., Senior Notes	1.718%	11/15/18	1,250,000	1,243,599	(a)
UBS AG Stamford CT, Senior Notes	1.264%	6/1/20	1,490,000	1,485,418	(a)

Total Capital Markets				3,256,729

Consumer Finance - 1.0%
American Express Co., Senior Notes	1.208%	5/22/18	1,130,000	1,121,246	(a)
American Express Credit Corp., Senior Notes	1.401%	11/5/18	820,000	813,690	(a)

Total Consumer Finance				1,934,936

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	148,050
Total Capital International SA, Senior Notes	1.191%	8/10/18	1,140,000	1,122,224	(a)

Total Diversified Financial Services				1,270,274

Insurance - 0.5%
Prudential Financial Inc., Senior Notes	1.398%	8/15/18	890,000	887,091	(a)

TOTAL FINANCIALS				28,780,814

HEALTH CARE - 2.9%
Biotechnology - 0.9%
Amgen Inc., Senior Notes	1.218%	5/22/19	750,000	744,507	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	490,000	492,505
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	420,000	424,572

Total Biotechnology				1,661,584

Health Care Equipment & Supplies - 0.7%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	920,000	745,200	(b)
Medtronic Inc., Senior Notes	0.497%	2/27/17	700,000	697,459	(a)

Total Health Care Equipment & Supplies				1,442,659

Health Care Providers & Services - 0.8%
UnitedHealth Group Inc., Senior Notes	1.070%	1/17/17	1,490,000	1,491,713	(a)

Pharmaceuticals - 0.5%
Merck & Co. Inc., Senior Notes	0.996%	2/10/20	1,020,000	1,014,876	(a)

TOTAL HEALTH CARE				5,610,832

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
Rockwell Collins Inc., Senior Notes	0.862%	12/15/16	$1,060,000	$1,058,652	(a)

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	13,492	15,161

Road & Rail - 0.6%
Kansas City Southern, Senior Notes	1.321%	10/28/16	1,150,000	1,139,337	(a)(b)

TOTAL INDUSTRIALS				2,213,150

INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 0.3%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	610,000	584,838	(b)(d)

IT Services - 0.8%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	96,278	(b)
International Business Machines Corp., Senior Notes	1.069%	8/18/17	1,380,000	1,382,651	(a)

Total IT Services				1,478,929

Software - 0.8%
Oracle Corp., Senior Notes	1.202%	1/15/19	1,550,000	1,549,978	(a)

TOTAL INFORMATION TECHNOLOGY				3,613,745

MATERIALS - 1.0%
Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	1.572%	4/15/16	400,000	394,226	(a)(b)
Glencore Funding LLC, Senior Notes	1.680%	4/16/18	1,000,000	880,000	(a)(b)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	324,792
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	355,696

Total Metals & Mining				1,954,714

Paper & Forest Products - 0.0%
Smurfit Kappa Treasury Funding Ltd., Debentures	7.500%	11/20/25	30,000	32,625

TOTAL MATERIALS				1,987,339

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	1.317%	11/27/18	230,000	228,772	(a)
AT&T Inc., Senior Notes	1.533%	6/30/20	760,000	749,410	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	430,000	443,975
Verizon Communications Inc., Senior Notes	0.877%	6/9/17	1,080,000	1,076,313	(a)
Verizon Communications Inc., Senior Notes	2.252%	9/14/18	130,000	132,194	(a)

Total Diversified Telecommunication Services				2,630,664

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV, Senior Notes	1.502%	9/12/16	1,130,000	1,130,270	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	190,000	198,189	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	190,000	161,975
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	560,000	578,200

Total Wireless Telecommunication Services				2,068,634

TOTAL TELECOMMUNICATION SERVICES				4,699,298

UTILITIES - 1.2%
Electric Utilities - 0.6%
Duke Energy Corp., Senior Notes	0.992%	4/3/17	520,000	516,336	(a)
Duke Energy Indiana Inc., Secured Bonds	0.967%	7/11/16	520,000	520,104	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	209,959

Total Electric Utilities				1,246,399

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	$97,429	$95,115

Multi-Utilities - 0.5%
TECO Finance Inc., Senior Notes	1.217%	4/10/18	980,000	966,630	(a)

TOTAL UTILITIES				2,308,144

TOTAL CORPORATE BONDS & NOTES (Cost - $68,914,057)				67,928,353

ASSET-BACKED SECURITIES - 23.4%
Ally Master Owner Trust, 2014-5 A1	0.921%	10/15/19	1,560,000	1,555,365	(a)
American Express Issuance Trust II, 2013-2 A	0.861%	8/15/19	800,000	800,831	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.486%	7/25/32	479,255	462,902	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	1.136%	8/25/32	256,793	229,902	(a)
Apollo Credit Funding Ltd., 2004-A A1	1.726%	4/15/27	750,000	740,382	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.002%	3/12/26	750,000	734,336	(a)(b)
Atrium CDO Corp., 2005-A A1	0.868%	7/20/20	222,868	220,294	(a)(b)
Atrium CDO Corp., 2009-A A	1.712%	2/28/24	500,000	494,669	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.807%	6/15/21	1,600,000	1,598,849	(a)
Bayview Financial Asset Trust, 2007-SR1A M1	1.236%	3/25/37	696,257	590,754	(a)(b)
BlueMountain CLO Ltd., 2012-2A A1	2.038%	11/20/24	750,000	746,161	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.723%	12/26/19	278,597	277,000	(a)
Business Loan Express, 2001-2A A	1.016%	1/25/28	236,296	210,327	(a)(b)
Business Loan Express, 2002-1A A	0.986%	7/25/28	149,590	141,948	(a)(b)
Carlyle Global Market Strategies, 2013-3A A1A	1.742%	7/15/25	250,000	245,158	(a)(b)
CarMax Auto Owner Trust, 2015-3 A2B	0.881%	11/15/18	899,625	900,086	(a)
Cent CLO LP, 2013-17A A1	1.916%	1/30/25	500,000	494,624	(a)(b)
Cent CLO LP, 2013-19A A1A	1.948%	10/29/25	250,000	246,644	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	2.105%	5/24/26	750,000	737,254	(a)(b)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.854%	7/24/20	1,560,000	1,560,147	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	412,831	413,008	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.881%	4/15/21	1,480,000	1,482,679	(a)
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.897%	9/15/18	1,600,000	1,600,247	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	0.931%	2/15/21	1,100,000	1,089,917	(a)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.781%	8/15/19	960,000	956,826	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.001%	1/15/22	1,010,000	994,324	(a)
Golden Credit Card Trust, 2014-2A A	0.877%	3/15/21	360,000	357,910	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.736%	5/25/36	216,435	215,246	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.979%	12/10/27	904,448	902,750	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	0.829%	4/10/28	767,706	765,800	(a)(b)
Illinois Student Assistance Commission, 2010-1 A2	1.669%	4/25/22	701,658	702,016	(a)
Jackson Mill CLO Ltd., 2015-1A A	2.162%	4/15/27	250,000	246,968	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.052%	7/15/26	250,000	238,726	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.936%	6/25/35	1,960,000	1,531,262	(a)
LCM Limited Partnership, 16A A	2.122%	7/15/26	250,000	247,729	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	0.779%	12/7/20	1,184,983	1,181,760	(a)
Nelnet Student Loan Trust, 2013-5A A	1.057%	1/25/37	1,055,870	1,016,728	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	2.092%	4/15/26	500,000	492,102	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2	1.366%	8/25/34	776,445	708,738	(a)
NewMark Capital Funding, 2014-2A A1	2.043%	6/30/26	250,000	242,185	(a)(b)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.861%	5/25/33	313,137	254,049	(a)
Ocean Trails CLO, 2013-4A X	1.618%	8/13/25	70,000	69,996	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OHA Loan Funding Ltd., 2014-1A A1	2.154%	10/20/26	$500,000	$494,620	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	622,028	620,377
Renaissance Home Equity Loan Trust, 2003-1 A	1.296%	6/25/33	430,983	407,601	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.316%	8/25/33	319,907	298,117	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.936%	12/25/33	1,317,377	1,226,420	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	14,171	12,191
SACO I Trust, 2006-5 1A	0.736%	4/25/36	244,434	438,566	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.924%	10/20/23	650,000	645,095	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.486%	6/25/33	382,705	354,624	(a)
SLM Student Loan Trust, 2003-4 B	1.162%	6/15/38	1,035,857	909,664	(a)
SLM Student Loan Trust, 2005-5 B	0.869%	10/25/40	805,582	677,281	(a)
SLM Student Loan Trust, 2005-6 B	0.909%	1/25/44	1,057,068	866,238	(a)
SLM Student Loan Trust, 2005-A A3	0.712%	6/15/23	952,769	901,506	(a)
SLM Student Loan Trust, 2006-2 A6	0.789%	1/25/41	680,000	595,055	(a)
SLM Student Loan Trust, 2006-2 B	0.839%	1/25/41	360,715	308,199	(a)
SLM Student Loan Trust, 2008-6 A3	1.369%	1/25/19	1,198,091	1,192,849	(a)
SLM Student Loan Trust, 2011-B A1	1.281%	12/16/24	77,147	77,100	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.831%	8/15/25	228,268	228,769	(a)(b)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,520,000	1,531,982	(b)
SLM Student Loan Trust, 2013-A A1	1.027%	8/15/22	157,985	157,693	(a)(b)
SMB Private Education Loan Trust, 2014-A A1	0.931%	9/15/21	1,024,185	1,019,780	(a)(b)
SMB Private Education Loan Trust, 2015-B A2B	1.631%	7/15/27	600,000	583,322	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.984%	10/20/26	500,000	490,716	(a)(b)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	1.116%	1/25/34	118,169	101,983	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	1.116%	1/25/33	332,960	317,738	(a)
Venture CDO Ltd., 2013-13A AX	1.687%	6/10/25	325,000	323,930	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.122%	4/15/26	880,000	861,709	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.070%	7/17/26	1,000,000	977,748	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $46,029,404)				45,319,472

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0%
American Home Mortgage Assets, 2006-4 1A12	0.646%	10/25/46	2,332,226	1,470,496	(a)
Banc of America Funding Corp., 2014-R5 1A2	2.358%	9/26/45	1,540,000	996,110	(a)(b)
Banc of America Funding Corp., 2015-R2 4A1	0.587%	9/29/36	897,336	841,880	(a)(b)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.497%	3/25/33	35,125	34,564	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.536%	10/25/33	811,810	756,079	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.736%	8/25/35	7,254	6,497	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.726%	10/25/35	24,631	21,856	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.636%	1/25/36	11,376	9,577	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.657%	7/25/36	54,739	49,365	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	183,022	182,085
Commercial Mortgage Trust, 2014-BBG A	1.227%	3/15/29	440,000	427,109	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.577%	6/15/34	484,196	474,281	(a)(b)
Connecticut Avenue Securities, 2014-C04 2M2	5.436%	11/25/24	510,000	493,480	(a)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	502,164	509,001
Countrywide Alternative Loan Trust, 2007-23CB A7	0.836%	9/25/37	1,085,527	666,206	(a)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	720,734	453,887	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.130%	12/29/45	520,361	521,647	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.195%	6/1/28	$83,600	$82,608	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.777%	11/15/40	365,000	365,695	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	4.099%	6/25/30	230,135	238,655	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.455%	3/25/42	1,601,992	1,698,589	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.286%	8/25/43	1,497,743	1,604,989	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.797%	3/25/27	206,744	207,242	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.736%	10/25/35	75,891	75,933	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.836%	8/25/33	239,101	239,986	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.281%	8/25/42	1,384,382	1,517,752	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.836%	5/25/42	181,825	181,818	(a)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6	0.736%	3/25/37	2,057,026	1,050,489	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.513%	6/25/30	358,852	360,622	(a)
GE Business Loan Trust, 2006-1A C	0.851%	5/15/34	666,790	575,589	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.930%	2/20/61	518,971	514,949	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.830%	3/20/63	891,667	880,900	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	1.130%	8/20/63	3,954,653	3,946,687	(a)
Government National Mortgage Association (GNMA), 2014-H19 FE	0.900%	9/20/64	1,935,859	1,909,694	(a)
GS Mortgage Securities Corp. II, 2000-1A A	1.132%	3/20/23	655,368	646,645	(a)(b)
GS Mortgage Securities Corp. II, 2010-C1 A1	3.679%	8/10/43	117,335	121,647	(b)
GS Mortgage Securities Trust, 2015-7R A	0.576%	9/26/37	507,428	472,968	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	0.950%	6/19/34	478,832	434,955	(a)
IMPAC CMB Trust, 2003-8 1A2	1.436%	10/25/33	30,522	28,951	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.869%	10/25/35	881,055	752,672	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	629,303	626,176
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	175,237	173,947
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	174,801	173,513
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.677%	5/15/28	396,627	390,777	(a)(b)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.069%	9/15/29	155,884	189	(a)(b)(e)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.184%	2/22/32	1,010,000	994,417	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.460%	10/15/35	581,507	16,238	(a)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	336,867	337,715
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	396,433	395,081
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	328,177	326,209

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	$310,000	$310,723
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	250,000	249,987
Morgan Stanley Reremic Trust, 2015-R2 2A1	1.412%	12/26/46	914,417	898,235	(a)(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.672%	8/26/47	1,406,859	1,330,993	(a)(b)
New York Mortgage Trust Inc., 2005-2 A	0.766%	8/25/35	485,413	446,632	(a)
Nomura Resecuritization Trust, 2015-7R 1A1	0.562%	9/26/35	1,091,919	1,064,839	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	589,508	538,616	(b)
Residential Accredit Loans Inc., 2003-QA1 A1	1.116%	12/25/33	754,900	681,195	(a)
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	232,158	233,722
Residential Accredit Loans Inc., 2007-QS7 1A7	0.986%	5/25/37	1,913,182	1,281,802	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	10,573	11,786
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	14,748	13,781
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.886%	11/25/33	184,918	178,014	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.162%	9/20/32	244,656	232,535	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	4.677%	11/25/23	400,000	384,138	(a)
Structured ARM Loan Trust, 2004-01 2A	0.746%	2/25/34	79,223	70,841	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.982%	3/25/34	341,308	337,246	(a)
Structured Asset Securities Corp., 2002-11A 1A1	1.991%	6/25/32	30,753	28,103	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.973%	9/25/32	54,756	54,601	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.383%	6/25/35	972,068	865,364	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.336%	3/25/44	100,372	90,898	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.830%	8/20/35	608,191	528,486	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.586%	6/25/33	384,722	372,154	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-04 CB9	0.836%	6/25/35	981,707	729,398	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	1.036%	12/25/35	972,002	746,966	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.282%	8/25/46	1,074,319	709,356	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.302%	7/25/46	1,959,441	1,580,489	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.801%	11/25/34	819,636	812,124	(a)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	243,324	243,278	(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	343,284	343,972	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	210,000	210,375
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	841,161	840,021
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	217,324	215,966
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	280,000	288,560
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	180,267	179,505

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $48,301,830)				46,363,118

MORTGAGE-BACKED SECURITIES - 8.9%
FHLMC - 2.3%
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.835%	8/1/29	28,566	29,947	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.477%	8/1/32	126,861	132,184	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.725%	8/1/32	27,471	27,619	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.570%	12/1/26	$58,193	$60,125	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.651%	7/1/29	63,979	67,026	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.225%	7/1/33	405,179	429,173	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	3.864%	8/1/25	32,131	32,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.436%	12/1/30	34,722	34,922	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	1.985%	6/1/43	835,224	854,099	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,095	2,390
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.508%	12/1/23	66,752	69,818	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.145%	2/1/24	18,263	18,536	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.418%	4/1/26	83,149	87,989	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.447%	6/1/29	309,296	325,731	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.624%	7/1/29	169,648	180,077	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.563%	3/1/31	73,101	75,091	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.450%	5/1/31	3,622	3,645	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.785%	3/1/33	1,246,269	1,320,826	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.543%	10/1/33	172,849	181,990	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.680%	5/1/33	436,256	460,641	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.607%	7/1/27	31,256	31,576	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.320%	12/1/30	51,277	51,867	(a)

Total FHLMC				4,478,223

FNMA - 4.8%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-4/1/23	1,294,818	1,334,925
Federal National Mortgage Association (FNMA)	2.035%	4/1/33	251,216	261,282	(a)
Federal National Mortgage Association (FNMA)	6.265%	9/1/37	600,222	635,380	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.460%	2/1/31	384,398	402,208	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.537%	5/1/30	198,021	205,851	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.501%	11/1/18	29,529	29,983	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.300%	4/1/20	3,639	3,657	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.655%	7/1/21	18,842	18,919	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.553%	8/1/22	9,930	10,503	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.707%	7/1/23	$31,964	$33,302	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.795%	8/1/23	13,258	13,318	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.612%	2/1/24	62,711	65,919	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.397%	4/1/25	161,286	166,700	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.491%	12/1/25	26,432	27,974	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.829%	1/1/27	64,709	68,445	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.603%	7/1/27	147,537	151,576	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.990%	8/1/27	63,564	64,304	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.325%	2/1/28	6,459	6,490	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	3/1/28	42,541	43,976	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.752%	2/1/29	132,586	140,459	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.629%	8/1/29	234,890	247,715	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.465%	11/1/29-1/1/33	357,917	373,085	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.640%	1/1/30	114,548	119,271	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.789%	12/1/30	334,800	350,627	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.569%	1/1/31	138,469	139,279	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.432%	2/1/31	70,403	73,790	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.568%	3/1/31	60,899	63,548	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	4/1/31	211,272	218,605	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.441%	4/1/31	47,585	48,771	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.480%	7/1/31	72,544	75,100	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.861%	10/1/31	93,525	95,662	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.250%	6/1/32	51,280	51,708	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.580%	7/1/32	284,406	297,090	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.248%	9/1/32	148,852	157,404	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.562%	12/1/32	$247,405	$260,225	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.790%	1/1/33	182,682	189,886	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.505%	5/1/33	243,281	258,970	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.333%	8/1/32	178,556	185,918	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.710%	12/1/20	106,013	110,126	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.575%	6/1/24	4,908	4,939	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.385%	7/1/24	151,666	157,919	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.343%	9/1/24	411,657	421,649	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.417%	9/1/24	96,618	101,182	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.875%	11/1/31	58,062	58,938	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.955%	1/1/33	90,328	92,329	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.050%	5/1/33	400,932	418,310	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.055%	6/1/33	385,298	400,438	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.597%	6/1/30	506,822	536,642	(a)

Total FNMA				9,194,297

GNMA - 1.8%
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	6/20/17-5/20/32	1,146,666	1,181,752	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20-3/20/21	216,961	226,284	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	41,731	42,811	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.875%	8/20/22-9/20/32	1,266,519	1,315,582	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.000%	10/20/22-10/20/27	659,443	680,471	(a)

Total GNMA				3,446,900

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,804,882)				17,119,420

MUNICIPAL BONDS - 0.8%
Rhode Island - 0.8%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,534,995)	1.126%	10/2/28	1,534,995	1,504,955	(a)(b)

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., Extented Synthetic LOC 2	3.650%	7/26/16	4,482	4,395	(f)(g)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	562,411	558,983	(f)(g)

Total Hotels, Restaurants & Leisure				563,378

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.3%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	$679,403	$662,064	(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,225,442

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.934%	3/24/18	395,228	390,852	(f)(g)

TOTAL SENIOR LOANS (Cost - $1,618,591)				1,616,294

SOVEREIGN BONDS - 1.0%
Brazil - 0.6%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	1,030,000	1,030,000	(b)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	720,000	802,620

TOTAL SOVEREIGN BONDS (Cost - $1,895,575)				1,832,620

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment Inc.			17,545	280,720	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	4,121	*(e)(h)

TOTAL COMMON STOCKS (Cost - $311,763)				284,841

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $185,411,097)				181,969,073

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.1%
U.S. Government Agencies - 3.6%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $6,985,819)	0.511%	7/22/16	$7,000,000	6,989,640	(i)

Repurchase Agreements - 2.5%
State Street Bank & Trust Co. repurchase agreement dated 2/29/16; Proceeds at maturity - $4,912,001; (Fully collateralized by U.S. Treasury Notes, 0.750% due 12/31/17; Market Value - $5,010,321) (Cost - $4,912,000)	0.010%	3/1/16	4,912,000	4,912,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,897,819)				11,901,640

TOTAL INVESTMENTS - 100.2% (Cost - $197,308,916#)				193,870,713
Liabilities in Excess of Other Assets - (0.2)%				(408,142)

TOTAL NET ASSETS - 100.0%				$193,462,571

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$67,928,353	—	$67,928,353
Asset-Backed Securities	—	44,137,712	$1,181,760	45,319,472
Collateralized Mortgage Obligations	—	46,363,118	—	46,363,118
Mortgage-Backed Securities	—	17,119,420	—	17,119,420
Municipal Bonds	—	1,504,955	—	1,504,955
Senior Loans:
Consumer Discretionary	—	662,064	563,378	1,225,442
Information Technology	—	390,852	—	390,852
Sovereign Bonds	—	1,832,620	—	1,832,620
Common Stocks:
Consumer Discretionary	$280,720	—	—	280,720
Industrials	—	—	4,121	4,121

Total Long-Term Investments	$280,720	$179,939,094	$1,749,259	$181,969,073

Short-Term Investments†	—	11,901,640	—	11,901,640

Total Investments	$280,720	$191,840,734	$1,749,259	$193,870,713

Other Financial Instruments:
Futures Contracts	$5,621	—	—	$5,621

Total	$286,341	$191,840,734	$1,749,259	$193,876,334

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$3,469	—	—	$3,469

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,438,561
Gross unrealized depreciation	(4,876,764)

Net unrealized depreciation	$(3,438,203)

Notes to Schedule of Investments (unaudited) (continued)

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	39	12/17	$9,647,081	$9,650,550	$(3,469)
U.S. Treasury 2-Year Notes	25	6/16	5,468,575	5,463,672	4,903
U.S. Treasury 5-Year Notes	5	6/16	605,640	604,922	718

Net unrealized appreciation on open futures contracts					$2,152

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 21, 2016